Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

8.	INCOME TAXES
An analysis of income from continuing operations before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2014	2013	2012
	(millions)
Ireland	$(65)	$(52)	$(47)
United States	92	(11)	(615)
United Kingdom	154	282	25
Other jurisdictions	337	280	300
Income (loss) from continuing operations before income taxes and interest in earnings of associates	$518	$499	$(337)

The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2014	2013	2012
	(millions)
Current income taxes:
US federal tax	$(16)	$7	$3
US state and local taxes	7	3	1
UK corporation tax	29	28	2
Other jurisdictions	73	45	41
Total current taxes	93	83	47
Deferred taxes:
US federal tax	30	10	(44)
US state and local taxes	10	1	(41)
Effect of US valuation allowance	5	2	113
UK corporation tax	24	17	27
Other jurisdictions	(3)	9	(1)
Total deferred taxes	66	39	54
Total income taxes	$159	$122	$101

The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	Years ended December 31,
	2014	2013	2012
	(millions, except percentages)
Income (loss) from continuing operations before income taxes and interest in earnings of associates	$518	$499	$(337)
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	181	175	(118)
Adjustments to derive effective rate:
Non-deductible expenditure	21	19	15
Tax impact of internal restructurings	—	11	—
Movement in provision for unrecognized tax benefits	1	(1)	6
Impairment of non-qualifying goodwill	—	—	137
Disposal of non-qualifying goodwill	11	—	—
Impact of change in tax rate on deferred tax balances	—	(4)	(3)
Adjustment in respect of prior periods	(2)	1	6
Non-deductible Venezuelan foreign exchange loss	5	—	—
Effect of foreign exchange and other differences	(4)	1	2
Changes in valuation allowances applied to deferred tax assets	7	—	114
Adjustments to eliminate the net tax effect of intra-group items	(30)	(30)	(31)
Tax differentials of foreign earnings:
Foreign jurisdictions	(48)	(54)	(12)
US state taxes and local taxes	17	4	(15)
Provision for income taxes	$159	$122	$101

Willis Group Holdings plc is a non-trading holding company tax resident in Ireland where it is taxed at the statutory rate of 25%. The provision for income tax on continuing operations has been reconciled above to the US federal statutory tax rate of 35% due to significant operations in the US.

The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2014	2013
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$133	$153
US state net operating losses	76	70
UK net operating losses	1	3
Other net operating losses	12	5
UK capital losses	39	43
Accrued retirement benefits	109	47
Deferred compensation	34	37
Stock options	22	25
Gross deferred tax assets	426	383
Less: valuation allowance	(280)	(196)
Net deferred tax assets	$146	$187
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$149	$120
Cost of tangible assets, net of related amortization	38	44
Prepaid retirement benefits	62	56
Accrued revenue not currently taxable	25	23
Financial derivative transactions	—	3
Deferred tax liabilities	274	246
Net deferred tax (liability) asset	$(128)	$(59)

	December 31,
	2014	2013
	(millions)
Balance sheet classifications:
Current:
Deferred tax assets	$12	$15
Deferred tax liabilities	(21)	(25)
Net current deferred tax liabilities	(9)	(10)
Non-current:
Deferred tax assets	9	7
Deferred tax liabilities	(128)	(56)
Net non-current deferred tax liabilities	(119)	(49)
Net deferred tax liabilities	$(128)	$(59)

As a result of certain realization requirements of ASC 718 Compensation - Stock Compensation, the Company recognized $8 million of previously unrecognized deferred tax assets that arose directly from tax deductions related to equity compensation greater than compensation recognized for financial reporting. Equity was increased by this $8 million as of December 31, 2014.

At December 31, 2014, the Company had valuation allowances of $280 million (2013: $196 million) to reduce its deferred tax assets to estimated realizable value. The valuation allowances at December 31, 2014, relate to deferred tax assets arising from UK capital loss carryforwards ($39 million) and other net operating losses ($10 million), which have no expiration date, and to the deferred tax assets in the United States ($231 million). Included within US deferred tax assets are assets of $76 million in respect of US state net operating losses. These losses will expire as follows: $8 million from 2015 to 2018, $17 million from 2019 to 2023 and $51 million from 2024 to 2034. Capital loss carryforwards can only be offset against future UK capital gains.

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2014
Deferred tax valuation allowance	$196	$17	$67	$—	$280
Year Ended December 31, 2013
Deferred tax valuation allowance	221	15	(40)	—	196
Year Ended December 31, 2012
Deferred tax valuation allowance	102	110	12	(3)	221

The amount charged to tax expense in the table above differs from the effect of $7 million disclosed in the rate reconciliation primarily because the movement in this table includes effects of state taxes, which are disclosed separately in the rate reconciliation. The impact of Other movements is primarily recorded in other comprehensive income.
At December 31, 2014 the Company had deferred tax assets of $146 million (2013: $187 million), net of the valuation allowance. Management believes, based upon the level of historical taxable income and projections for future taxable income, it is more likely than not that the Company will realize the benefits of these deductible differences, net of the valuation allowance. However, the amount of the deferred tax asset considered realizable could be adjusted in the future if estimates of taxable income are revised.
The Company recognizes deferred tax balances related to the undistributed earnings of subsidiaries when the Company expects that it will recover those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. The Company does not, however, provide for income taxes on the unremitted earnings of certain other subsidiaries where, in management’s opinion, such earnings have been indefinitely reinvested in those operations, or will be remitted either in a tax free liquidation or as dividends with taxes substantially offset by foreign tax credits. It is not practical to determine the amount of unrecognized deferred tax liabilities for temporary differences related to these investments.
Unrecognized tax benefits
Total unrecognized tax benefits as at December 31, 2014, totaled $19 million. During the next 12 months it is reasonably possible that the Company will recognize approximately $1 million of tax benefits related to the release of provisions for potential inter company pricing adjustments no longer required due to either settlement through negotiation or closure of the statute of limitations on assessment.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2014	2013	2012
	(millions)
Balance at January 1	$41	$37	$16
Reductions due to a lapse of the applicable statute of limitation	—	(5)	(3)
Increases for positions taken in current period	5	9	8
(Decreases) increases for positions taken in prior periods	(26)	—	16
Other movements	(1)	—	—
Balance at December 31	$19	$41	$37

$19 million of the unrecognized tax benefits at December 31, 2014 would, if recognized, favorably affect the effective tax rate in future periods.
The Company files tax returns in the various tax jurisdictions in which it operates. US tax returns have been filed timely. Although tax years 2008 and 2009 are closed, the IRS could make adjustments (but not assess additional tax) up to the amount of the net operating losses carried forward from those years. The Company extended the federal statute of limitations for assessment in the United States for the 2010 year until March 15, 2015.
All UK tax returns have been filed timely and are in the normal process of being reviewed, by HM Revenue & Customs. There are no material ongoing inquiries in relation to filed UK returns. In other tax jurisdictions the Company is currently not subject to any examinations for any year prior to 2004.